Reconciliation of Revenue of the Segment and Total Consolidated Revenue Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information [Line Items]
Consolidated net operating revenue	R$ 22,060,014	R$ 23,789,654	R$ 25,996,423
Operating Segments
Segment Information [Line Items]
Consolidated net operating revenue	21,859,853	23,556,940	25,163,552
Revenue related to other businesses
Segment Information [Line Items]
Consolidated net operating revenue	R$ 200,161	R$ 232,714	R$ 832,871